Segment Reporting (Schedule of significant expense (income) (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Segment Reporting Information [Line Items]
Sales		$ 42,904	$ 29,404
Write-down of obsolete inventory		(2,710)	(2,460)	$ (2,817)
Share-based compensation expense		(1,805)	(1,689)
Rent		(1,131)	(1,019)
Operating loss		(4,801)	(6,371)
Financial income, net		558	826
Income taxes		211	598
Segment net income (loss)		(4,454)	(6,143)
Operating segment [Member]
Segment Reporting Information [Line Items]
Sales		42,904	29,404
Raw material and subcontracted manufacturing costs		(26,114)	(17,141)
Write-down of obsolete inventory		(2,710)	(2,460)
Payroll & related expenses		(12,894)	(10,743)
Share-based compensation expense		(1,805)	(1,689)
Subcontractor work		(1,204)	(1,768)
Depreciation costs		(616)	(656)
Rent		(1,124)	(1,019)
Other segment items	[1]	(1,103)	(98)
Amortization expense		(135)	(201)
Operating loss		(4,801)	(6,371)
Financial income, net		558	826
Income taxes		(211)	(598)
Segment net income (loss)		$ (4,454)	$ (6,143)

[1]	Other segment items included in Segment net loss includes professional services, consulting and other outside services expenses, travel expenses, insurance, facilities, and other overhead items.